Share-Based Compensation Expenses (Tables)	9 Months Ended
Sep. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Total Share-Based Compensation Expenses Recognized

Total share-based compensation expenses recognized for the three-month and nine-month periods ended September 30, 2017 and 2018 have been reported as follows:

	For the three months ended
	September 30, 2017	September 30, 2018	September 30, 2018
	RMB	RMB	US$
	(In millions)
	(unaudited)
Cost of revenues	53	58	9
Selling, general and administrative	252	545	79
Research and development	536	636	92

	841	1,239	180

	For the nine months ended
	September 30, 2017	September 30, 2018	September 30, 2018
	RMB	RMB	US$
	(In millions)
	(unaudited)
Cost of revenues	137	153	22
Selling, general and administrative	675	1,138	166
Research and development	1,456	1,843	268

	2,268	3,134	456